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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-CE-HINC2-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–120.75%

Advertising–0.05%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$65,000	$70,200

Aerospace & Defense–3.08%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	190,000	200,450
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	175,000	183,313
6.13%, 01/15/23(b)	290,000	306,675
7.75%, 03/15/20(b)	605,000	713,900
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	490,000	497,350
Erickson Air-Crane Inc., Sr. Sec. Gtd. Notes, 8.25%, 05/01/20(b)	190,000	196,650
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	740,000	795,500
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	230,000	251,850
7.13%, 03/15/21	340,000	374,000
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	270,000	271,688
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	475,000	511,812
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	110,000	114,950
		4,418,138

Airlines–2.56%

Air Canada (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	215,000	223,331
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	535,106	572,563
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	479,202	493,878
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	160,277	180,411
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	200,000	209,500

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	$175,000	$185,391
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	215,000	227,900
UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	395,337	454,884
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	525,000	540,750
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	316,528	312,967
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	74,865	83,802
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	74,946	84,502
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	89,932	97,801
		3,667,680

Alternative Carriers–1.97%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	530,000	594,925
Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	290,000	316,825
11.88%, 02/01/19	635,000	733,425
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	250,000	261,875
8.13%, 07/01/19	305,000	331,687
8.63%, 07/15/20	165,000	182,325
9.38%, 04/01/19	370,000	410,700
		2,831,762

Apparel Retail–1.00%

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	845,000	904,150
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	245,000	263,069
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	230,000	263,925
		1,431,144

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–2.97%

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$1,490,000	$1,605,475
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	100,000	111,500
7.63%, 05/15/20	1,690,000	1,888,575
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	115,000	115,431
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	545,000	544,319
		4,265,300

Application Software–0.36%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	505,000	515,100

Auto Parts & Equipment–1.36%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	790,000	851,225
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	315,000	329,962
6.63%, 10/15/22	245,000	265,213
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Notes, 5.63%, 05/31/20(b)	310,000	304,083
Schaeffler Finance BV (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	199,273
		1,949,756

Automobile Manufacturers–0.44%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	560,000	625,800

Biotechnology–0.13%

STHI Holding Corp., Sr. Sec. Gtd. Notes, 8.00%, 03/15/18(b)	170,000	186,150

Broadcasting–1.19%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	150,000	158,625
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	360,000	384,300
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	900,000	960,750
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	125,000	134,062
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	65,000	66,016
		1,703,753

	Principal Amount	Value

Building Products–4.22%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	$750,000	$793,125
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	420,000	424,200
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	950,000	1,004,625
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	185,000	207,778
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,025,000	1,124,938
10.00%, 12/01/18	660,000	740,850
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	132,000	144,540
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	555,000	627,150
Sr. Unsec. Notes, 9.75%, 01/15/18	840,000	993,300
		6,060,506

Cable & Satellite–4.90%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	390,000	396,825
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	675,000	642,937
5.88%, 07/15/22	260,000	261,950
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/20(b)	560,000	548,800
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	485,000	532,288
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	150,000	168,750
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	1,325,000	1,444,250
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	325,000	338,813
Lynx II Corp. (United Kingdom), Sr. Unsec. Notes, 6.38%, 04/15/23(b)	400,000	420,000
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	600,000	643,500
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	500,000	533,750
Sirius XM Radio Inc., Sr. Unsec. Notes, 4.25%, 05/15/20(b)	230,000	224,825
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	815,000	880,544
		7,037,232

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Casinos & Gaming–7.42%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$590,000	$646,050
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	265,000	286,862
9.13%, 12/01/18	135,000	146,138
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	184,600
Sr. Sec. Gtd. Global Notes, 10.00%, 12/15/15	130,000	114,725
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	370,000	357,975
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	450,000	446,625
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	270,000	261,225
9.00%, 02/15/20(b)	185,000	178,987
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	885,000	946,950
Sr. Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	618,798	677,584
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	80,000	50,800
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	201,500
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	590,000	641,625
8.63%, 02/01/19	610,000	722,850
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	1,220,000	1,409,100
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	645,000	696,600
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(c)	795,000	792,019
Sr. Sec. Notes, 9.13%, 02/01/15(b)	748,000	748,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec. Notes, 6.38%, 06/01/21(b)	75,000	75,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	400,000	424,250
7.75%, 08/15/20	565,000	641,275
		10,650,928

Coal & Consumable Fuels–1.61%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	200,000	215,000
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	790,000	876,900

	Principal Amount	Value

Coal & Consumable Fuels–(continued)

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	$638,000	$684,255
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	500,000	541,250
		2,317,405

Communications Equipment–1.50%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	265,000	223,925
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	920,000	868,250
9.00%, 04/01/19(b)	190,000	187,625
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	810,000	878,850
		2,158,650

Computer & Electronics Retail–0.70%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	935,000	1,006,294

Computer Storage & Peripherals–1.07%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	815,000	900,575
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	645,000	628,875
		1,529,450

Construction & Engineering–2.06%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	350,000	338,733
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,025,000	1,117,250
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	1,425,000	1,506,937
		2,962,920

Construction & Farm Machinery & Heavy Trucks–2.25%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	525,000	618,187
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	585,000	595,238
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	520,000	555,100
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	295,000	336,300
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	392,000	405,720
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	100,000	106,250
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	60,000	64,950

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–(continued)

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	$515,000	$553,625
		3,235,370

Construction Materials–1.83%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	1,010,000	1,073,494
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	199,244
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	1,220,000	1,354,200
		2,626,938

Consumer Finance–1.11%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	980,000	1,153,950
8.00%, 03/15/20	310,000	371,225
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	70,000	74,025
		1,599,200

Data Processing & Outsourced Services–3.73%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,145,000	1,259,500
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	1,000,000	1,051,250
7.38%, 06/15/19(b)	445,000	471,144
8.25%, 01/15/21(b)	1,720,000	1,829,650
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	105,000	115,237
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	190,000	183,587
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	145,000	160,044
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	290,000	289,275
		5,359,687

Department Stores–0.44%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	640,000	625,600

Distillers & Vintners–0.23%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)(d)	325,000	271,375
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	55,000	62,013
		333,388

	Principal Amount	Value

Diversified Banks–0.54%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	$300,000	$287,250
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	470,000	486,822
		774,072

Diversified Chemicals–0.23%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	95,000	96,188
Ineos Group Holdings PLC (Switzerland), Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	232,000	231,420
		327,608

Diversified Metals & Mining–1.83%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	550,000	563,750
6.88%, 04/01/22(b)	370,000	375,550
8.25%, 11/01/19(b)	495,000	523,462
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	610,000	609,144
9.50%, 07/18/18(b)	295,000	339,019
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	210,000	213,150
		2,624,075

Electrical Components & Equipment–0.52%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	315,000	326,813
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	390,000	418,762
		745,575

Electronic Manufacturing Services–0.58%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	775,000	831,188

Environmental & Facilities Services–0.31%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	170,000	175,950
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	255,000	272,850
		448,800

Food Distributors–0.14%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	190,000	198,075

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Forest Products–0.43%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	$55,000	$59,262
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global Notes, 6.00%, 01/30/20(f)	10,063	6,843
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	530,000	551,200
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(d)	60,000	300
		617,605

Gas Utilities–1.60%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	790,000	861,100
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	587,000	625,155
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	324,000	351,540
Sr. Unsec. Notes, 7.38%, 03/15/20	420,000	452,550
		2,290,345

Gold–0.21%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	290,000	295,800

Health Care Equipment–0.91%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	140,000	148,050
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	445,000	456,125
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	75,000	77,813
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	215,000	226,287
Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	370,000	398,675
		1,306,950

Health Care Facilities–1.95%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	658,800
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	330,000	363,825
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	795,000	848,662
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	171,000	189,383
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	120,000	114,900

	Principal Amount	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	$50,000	$51,000
Sr. Unsec. Global Notes, 6.75%, 02/01/20	370,000	391,275
Sr. Unsec. Global Notes, 8.00%, 08/01/20	170,000	188,275
		2,806,120

Health Care Services–0.37%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	485,000	526,225

Health Care Technology–0.55%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	710,000	782,775

Homebuilding–4.30%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	450,000	502,875
Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	135,000	144,113
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	475,000	514,781
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	565,000	625,737
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	790,000	823,575
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	170,000	182,113
11.88%, 10/15/15	120,000	138,600
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	580,000	663,375
Sr. Unsec. Gtd. Notes, 4.75%, 11/15/22(b)	140,000	141,225
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	625,000	695,312
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	220,000	249,700
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	435,000	454,031
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/15/21(b)	80,000	80,800
7.75%, 04/15/20(b)	678,000	755,970
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	185,000	207,200
		6,179,407

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.47%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	$390,000	$410,475
7.25%, 03/15/18	105,000	121,800
7.50%, 10/15/27	120,000	137,400
		669,675

Household Products–0.66%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	300,000	313,125
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	255,000	261,375
7.13%, 04/15/19	355,000	378,962
		953,462

Housewares & Specialties–0.27%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	325,000	330,688
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	55,000	59,400
		390,088

Independent Power Producers & Energy Traders–0.69%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	180,000	211,500
Sr. Unsec. Global Notes, 8.00%, 10/15/17	34,000	40,205
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	346,000	392,710
Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	140,000	150,500
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	181,565	197,452
		992,367

Industrial Machinery–0.65%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	205,000	212,688
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	55,000	59,675
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	595,000	663,425
		935,788

Internet Software & Services–1.22%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	535,000	572,450
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	475,000	496,375
7.00%, 07/15/21	445,000	498,400

	Principal Amount	Value

Internet Software & Services–(continued)

VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	$185,000	$186,619
		1,753,844

Leisure Facilities–0.38%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	310,000	311,550
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	215,000	230,319
		541,869

Marine–0.14%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	200,000	207,500

Movies & Entertainment–1.75%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	495,000	544,500
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	420,000	428,400
Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	525,000	540,750
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	920,000	1,005,100
		2,518,750

Multi-Line Insurance–2.87%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	200,000	264,649
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	290,000	310,242
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	570,000	681,150
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,234,000	1,480,800
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	940,000	1,386,107
		4,122,948

Office Services & Supplies–0.09%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	115,000	124,200

Oil & Gas Drilling–0.66%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	63,000	67,725
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	815,000	878,162
		945,887

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Equipment & Services–2.09%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$795,000	$864,562
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	1,060,000	1,094,450
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	190,000	195,700
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	808,000	844,360
		2,999,072

Oil & Gas Exploration & Production–8.13%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	430,000	448,275
6.75%, 11/01/20	195,000	211,088
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	559,000	593,937
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	695,000	747,125
8.25%, 09/01/21	525,000	577,500
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	665,000	749,787
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	180,000	188,100
6.13%, 02/15/21	342,000	372,780
6.63%, 08/15/20	105,000	116,944
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	680,000	730,150
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	321,000	336,248
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	665,000	665,000
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	35,000	35,000
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	891,000	913,275
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	75,000	82,875
Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	145,000	142,825
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	127,000	130,810
6.50%, 03/15/21(b)	465,000	483,600
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/01/21(b)	758,000	773,160
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	220,000	224,400
Sr. Unsec. Notes, 5.38%, 10/01/22	390,000	401,700

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	$100,000	$102,250
5.75%, 06/01/21	655,000	695,937
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	665,000	688,275
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	215,000	235,425
6.50%, 01/01/23	160,000	176,800
6.63%, 02/15/19	430,000	462,250
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	355,000	386,063
		11,671,579

Oil & Gas Refining & Marketing–1.28%

Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	285,000	306,375
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	708,000	736,320
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	205,000	216,019
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	510,000	581,400
		1,840,114

Oil & Gas Storage & Transportation–4.88%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	495,000	525,937
6.13%, 07/15/22	55,000	59,125
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	165,000	170,775
6.63%, 10/01/20(b)	525,000	561,750
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	1,084,000	1,146,330
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	630,000	726,075
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	642,000	678,915
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	240,000	252,000
6.50%, 08/15/21	734,000	798,225
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	239,000	241,689
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	65,000	64,350

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	$320,000	$324,000
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	109,000	117,993
6.88%, 02/01/21	860,000	933,100
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	411,625
		7,011,889

Other Diversified Financial Services–1.54%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	895,000	943,106
Compiler Finance Sub Inc., Sr. Unsec. Notes, 7.00%, 05/01/21(b)	40,000	40,200
Jefferies Finance LLC/JFIN Co-Issuer Inc., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	810,000	825,187
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	375,000	402,188
		2,210,681

Packaged Foods & Meats–1.57%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	370,000	384,800
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	755,000	843,712
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	520,000	561,600
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	425,000	456,875
		2,246,987

Paper Packaging–0.33%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	438,000	473,040

Paper Products–0.69%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	141,000	153,337
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	84,000	85,050
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	240,000	255,600
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	470,000	491,150
		985,137

Personal Products–0.34%

Avon Products, Inc., Sr. Unsec. Global Notes, 4.60%, 03/15/20	110,000	116,513
First Quality Finance Co., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	116,000	114,550
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	250,000	256,875
		487,938

	Principal Amount	Value

Real Estate Services–0.33%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	$445,000	$480,600

Regional Banks–2.78%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	155,000	178,103
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	400,000	444,834
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	900,000	1,051,856
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	335,000	391,950
Unsec. Sub. Global Notes, 5.13%, 06/15/17	1,155,000	1,180,988
Zions Bancorp., Jr. Unsec. Sub. Notes, 5.80% (c)(e)	730,000	737,300
		3,985,031

Research & Consulting Services–0.44%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	580,000	624,950

Semiconductor Equipment–1.78%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	90,000	91,575
6.63%, 06/01/21	1,060,000	1,091,800
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	475,000	505,875
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	790,000	859,125
		2,548,375

Semiconductors–1.11%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	560,000	602,000
10.75%, 08/01/20	64,000	72,800
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	480,000	502,800
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	400,000	418,000
		1,595,600

Sovereign Debt–0.32%

Slovenia Government International (Slovenia), Sr. Unsec. Bond, 5.85%, 05/10/23(b)	200,000	198,500
Unsec. Bond, 4.75%, 05/10/18(b)	258,000	254,775
		453,275

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Specialized Finance–5.89%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	$745,000	$809,256
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	70,000	76,300
Sr. Unsec. Global Notes, 6.75%, 04/15/17	985,000	1,088,425
7.63%, 04/15/20	400,000	461,000
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	435,000	465,450
5.25%, 03/15/18	1,063,000	1,148,040
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	605,000	657,937
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	360,000	421,875
Sr. Unsec. Global Notes, 3.88%, 04/15/18	275,000	275,516
4.63%, 04/15/21	145,000	143,913
8.75%, 03/15/17	2,207,000	2,607,570
Sr. Unsec. Notes, 8.25%, 12/15/20	245,000	297,675
		8,452,957

Specialized REIT’s–0.31%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	405,000	449,550

Specialty Chemicals–1.13%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	340,000	360,400
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	130,000	135,200
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	690,000	712,425
7.38%, 09/15/20	60,000	66,300
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	330,000	353,100
		1,627,425

Specialty Stores–0.50%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	655,000	712,313

Steel–1.75%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	190,000	204,595
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	90,000	86,175
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	550,000	599,500
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	860,000	918,050

	Principal Amount	Value

Steel–(continued)

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	$420,000	$434,700
Sr. Unsec. Notes, 7.00%, 02/01/18	250,000	266,250
		2,509,270

Technology Distributors–0.07%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	96,075

Tires & Rubber–0.42%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	515,000	599,975

Trading Companies & Distributors–0.21%

RSC Equipment Rental Inc./ RSC Holdings III LLC, Sr. Unsec. Global Notes, 8.25%, 02/01/21	220,000	244,750
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	55,000	58,988
		303,738

Trucking–1.85%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	1,010,000	1,108,475
9.75%, 03/15/20	160,000	188,200
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	40,000	42,600
6.75%, 04/15/19	470,000	512,887
7.38%, 01/15/21	720,000	798,300
		2,650,462

Wireless Telecommunication Services–8.51%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,535,000	1,538,837
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	225,000	240,750
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	655,000	659,094
7.00%, 02/15/20(b)	235,000	245,575
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	680,000	719,100
8.13%, 06/01/23(b)	370,000	397,750
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	450,000	472,500
6.63%, 11/15/20	715,000	768,625
6.63%, 04/01/23(b)	450,000	477,000
7.88%, 09/01/18	515,000	562,637
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	330,000	344,438

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		$950,000	$958,312
6.90%, 05/01/19		780,000	845,325
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22		700,000	728,000
7.00%, 08/15/20		130,000	141,538
11.50%, 11/15/21		165,000	228,525
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		445,000	500,069
9.00%, 11/15/18(b)		430,000	523,525
Sr. Unsec. Notes, 8.38%, 08/15/17		30,000	34,725
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		400,000	444,600
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		800,000	838,000
11.75%, 07/15/17(b)		520,000	551,200
			12,220,125
Total U.S. Dollar Denominated Bonds and Notes (Cost $163,703,297)			173,315,507

Non-U.S. Dollar Denominated Bonds & Notes–7.02%(g)

Apparel, Accessories & Luxury Goods–0.45%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	417,171
Takko Luxembourg 2 S.C.A (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	180,000	224,571
			641,742

Broadcasting–0.65%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	390,000	538,674
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	210,000	304,983
Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	60,000	84,214
			927,871

Cable & Satellite–0.23%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	235,000	324,876

	Principal Amount		Value

Casinos & Gaming–1.47%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	420,000	$357,520
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	230,000	195,785
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	375,000	615,316
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	545,000	559,824
Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	270,000	381,156
			2,109,601

Construction Materials–0.10%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	140,682

Distillers & Vintners–0.13%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)(d)	EUR	180,000	194,160

Diversified Banks–0.28%

Co-Operative Group Holdings (2011) Ltd. (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20(h)	GBP	265,000	406,641

Electric Utilities–0.25%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	230,000	354,680

Food Distributors–0.64%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	580,000	918,645

Hotels, Resorts & Cruise Lines–0.22%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	250,000	317,793

Leisure Facilities–0.55%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	275,000	364,709
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	325,000	431,020
			795,729

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Metal & Glass Containers–0.18%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	180,000	$266,093

Multi-Sector Holdings–0.37%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	265,000	366,780
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	164,654
			531,434

Other Diversified Financial Services–1.17%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	160,000	194,316
AG Spring Finance Ltd. (Spain), Sr. Sec. Gtd. Notes, 7.50%, 06/01/18(b)	EUR	160,000	199,827
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	405,000	701,461
Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	105,000	160,679
TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	295,000	416,928
			1,673,211

Wireless Telecommunication Services–0.33%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	165,000	231,053
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	175,000	240,507
			471,560
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,352,303)			10,074,718

	Shares

Preferred Stocks–3.66%

Automobile Manufacturers–0.22%

General Motors Co., Series B, $2.38 Conv. Pfd.		6,330	308,967

Consumer Finance–0.54%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		795	779,448

Diversified Banks–0.34%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		19,270	482,135

	Shares	Value

Industrial REIT’s–0.11%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	6,210	$163,634

Investment Banking & Brokerage–0.30%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	16,950	435,446

Multi-Line Insurance–0.75%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.	34,920	1,068,552

Regional Banks–1.31%

Zions Bancorp., Series C, 9.50% Pfd.	61,405	1,564,599
Zions Bancorp., Series H, 5.75% Pfd.	13,000	322,140
		1,886,739

Tires & Rubber–0.09%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	2,715	135,614
Total Preferred Stocks (Cost $4,809,499)		5,260,535

Common Stocks & Other Equity Interests–0.49%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)	1,000	0

Automobile Manufacturers–0.37%

General Motors Co. (i)(j)	6,663	225,809
General Motors Co. -Wts. expiring 07/10/16(i)(j)	6,057	148,336
General Motors Co. -Wts. expiring 07/10/19(i)(j)	6,057	101,758
Motors Liquidation Co. GUC Trust (i)	1,673	52,992
		528,895

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	9,308	2,327

Paper Products–0.12%

NewPage Holdings Inc. (b)(k)	1,840	174,800
Total Common Stocks & Other Equity Interests (Cost $972,233)		706,022

Money Market Funds–1.24%

Liquid Assets Portfolio –Institutional Class (l)	888,611	888,611
Premier Portfolio –Institutional Class (l)	888,611	888,611
Total Money Market Funds (Cost $1,777,222)		1,777,222
TOTAL INVESTMENTS–133.16% (Cost $181,614,554)		191,134,004
OTHER ASSETS LESS LIABILITIES–(33.16)%		(47,600,448)
NET ASSETS–100.00%		$143,533,556

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred

PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes	to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $72,072,489, which represented 50.21% of the Trust’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $465,835, which represented less than 1% of the Trust’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security as part of the NewPage Corp. bankruptcy reorganization.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Income Trust II

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco High Income Trust II

E.	Foreign Currency Contracts – The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,734,212	$1,009,567	$--	$7,743,779
Corporate Debt Securities	--	182,936,950	--	182,936,950
Foreign Government Debt Securities	--	453,275	--	453,275
	$6,734,212	$184,399,792	$--	$191,134,004
Foreign Currency Contracts*	--	89,876	--	89,876
Total Investments	$6,734,212	$184,489,668	$--	$191,223,880

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
08/08/13	RBC Capital Markets Corp.	EUR	4,535,000	USD	5,928,252	$5,895,897	$32,355
08/08/13	RBC Capital Markets Corp.	GBP	1,926,000	USD	2,982,333	2,924,812	57,521
Total open foreign currency contracts							$89,876

Currency Abbreviations:

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2013 was $37,078,530 and $38,317,611, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,373,885
Aggregate unrealized (depreciation) of investment securities	(1,235,060)
Net unrealized appreciation of investment securities	$9,138,825
Cost of investments for tax purposes is $181,995,179.

Invesco High Income Trust II

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.